Note 1 - Description of Plan 1 (Details Textual) - EBP 06-1061602 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Number of Service Hours Required to Participate in the Plan	1,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 15,000	$ 15,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	10.00%
EBP, Participant Catchup Contribution, Minimum Age	50
EBP, Participant Catch-up Contribution, Pretax, Maximum Annual Compensation, Amount	$ 1,500	1,500
Employee Benefit Plan, Employer Basic Contribution From Participant Compensation Percentage	8.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Employee Benefit Plan, Minimum Participant Contribution Percentage	2.00%
EBP, Employer Additional Discretionary Contribution, Percentage	1.00%
EBP, Vesting Percentage in Year Three of Service	100.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 0	0
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	0	0
EBP, Forfeited Nonvested Account	0	0
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable From Participant Secured By Vested Accounts Percentage	50.00%
EBP, Note Receivable from Participant	$ 68,600	$ 0
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%	8.50%
Maximum [Member]
EBP, Number of Participants	100
EBP, Note Receivable from Participant, Loan Term	5
Minimum [Member]
EBP, Note Receivable from Participant, Loan Term	1